THE ALGER FUNDS Alger Weatherbie Specialized Growth Fund	THE ALGER PORTFOLIOS Alger Weatherbie Specialized Growth Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 3, 2021 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)

of each Fund, as amended and supplemented to date

Effective June 30, 2021, the following changes are made to the Summary Prospectuses, Prospectuses and SAI of each Fund:

The tables in the section of each of Fund’s Summary Prospectuses entitled “Management” and in the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Management” are deleted in their entirety and replaced with the following:

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the [Fund’s/Portfolio’s] Portfolio
Fred Alger Management, LLC
Sub-Adviser
Weatherbie Capital, LLC*	H. George Dai, Ph.D. Chief Investment Officer and Senior Portfolio Manager of Weatherbie Capital, LLC Since March 2017
Joshua D. Bennett, CFA Chief Operating Officer and Senior Portfolio Manager of Weatherbie Capital, LLC Since March 2017
Edward Minn, CFA Managing Director of Weatherbie Capital, LLC Since July 2020

*	Weatherbie Capital, LLC, an affiliate of the Manager, sub-advises the [Fund/Portfolio] subject to the Manager’s supervision and approval.

The section of each of Fund’s Prospectuses entitled “Management and Organization—Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” is deleted in its entirety, with respect to each Fund only, and replaced with the following:

Fund	Portfolio Managers	Since
[Fund]	H. George Dai, Ph.D. Joshua D. Bennett, CFA Edward Minn, CFA	March 2017 March 2017 July 2020

•	Mr. Bennett is the Chief Operating Officer of Weatherbie and a Senior Portfolio Manager. He joined Weatherbie in 2007.

•	Dr. Dai is the Chief Investment Officer of Weatherbie and a Senior Portfolio Manager. He joined Weatherbie in 2001.

•	Mr. Minn is a Managing Director of Weatherbie. He joined Weatherbie in 2013.

The tables in the sections of Alger Weatherbie Specialized Growth Fund’s SAI entitled “Management—Investment Manager—Other Accounts Managed by Portfolio Managers” and “Management—Investment Manager—Securities Owned by the Portfolio Managers” are deleted in their entirety, with respect to Alger Weatherbie Specialized Growth Fund only, and replaced with the following:

Other Accounts Managed by Portfolio Managers

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Joshua D. Bennett [x]†	2	$425,056,947	4	$214,088,863	13	$1,096,071,273
H. George Dai [x]†	2	$425,056,947	4	$214,088,863	13	$1,096,071,273
Edward Minn x^	1	$2,878,248	3	$315,141,563	13	$1,014,558,794

x

The portfolio manager also manages a separate account, included in “Other Accounts,” which may charge additional fees based on the performance of the account. The account had assets of approximately $138 million as of October 31, 2020.

†

The portfolio manager also manages a private hedge fund, included in “Other Pooled Investment Vehicles,” which may charge additional fees based on the performance of the account. The account had assets of approximately $35 million as of October 31, 2020.

^

The portfolio manager also manages a private hedge fund, included in “Other Pooled Investment Vehicles,” which may charge additional fees based on the performance of the account. The account had assets of approximately $210 million as of October 31, 2020.

Securities Owned by the Portfolio Managers

Portfolio Manager	Fund	Range
Joshua D. Bennett	Specialized Growth	E
H. George Dai	Specialized Growth	E
Edward Minn	Specialized Growth	E

The table in the section of Alger Weatherbie Specialized Growth Portfolio’s SAI entitled “Management—Investment Manager—Other Accounts Managed by Portfolio Managers” is deleted in its entirety, with respect to Alger Weatherbie Specialized Growth Portfolio only, and replaced with the following:

Other Accounts Managed by Portfolio Managers

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Joshua D. Bennett [x]†	2	$2,101,682,166	4	$279,753,225	14	$1,418,678,027
H. George Dai [x]†	2	$2,101,682,166	4	$279,753,225	14	$1,418,678,027
Edward Minn x^	1	$1,426,067,251	3	$345,865,927	15	$1,422,297,403

x

The portfolio manager also co-managed a private hedge fund, included in “Other Pooled Investment Vehicles,” which may charge additional fees based on the performance of the account. The account had assets of approximately $34 million as of March 31, 2021.

†

The portfolio manager also co-managed a separate account, included in “Other Accounts,” which may charge additional fees based on the performance of the account. The account had assets of approximately $154 million as of March 31, 2021.

^

The portfolio manager also managed a private hedge fund, included in “Other Pooled Investment Vehicles,” which may charge additional fees based on the performance of the account. The account had assets of approximately $217 million as of March 31, 2021.

S-WSG AC 5321 S-WSG I 5321 S-WSG Y 5321	S-WSG Z 5321 S-TAF Retail 5321 S-TAF-Instl. 5321	S-WSGI-2 5321 S-APPI-2 5321 TAF SAI 5321	APPSAI 5321